LVIP SSGA Small-Cap Index Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.52%
Aerospace & Defense–1.30%
AAR	34,598	$ 1,425,784
†Aerojet Rocketdyne Holdings	76,668	3,872,501
†Aerovironment	23,481	1,257,642
†Astronics	27,705	813,973
†Axon Enterprise	61,245	3,477,491
Cubic	32,617	2,297,215
†Ducommun	12,500	530,000
†Kratos Defense & Security Solutions	93,750	1,743,281
Maxar Technologies	64,700	491,720
†Mercury Systems	56,151	4,557,777
Moog Class A	33,681	2,732,203
National Presto Industries	5,672	505,319
Park Aerospace	22,688	398,401
†Parsons	21,500	709,070
Triumph Group	51,100	1,169,168
†Vectrus	11,700	475,605
†Wesco Aircraft Holdings	53,620	590,356
		27,047,506
Air Freight & Logistics–0.30%
†Air Transport Services Group	64,676	1,359,489
†Atlas Air Worldwide Holdings	27,020	681,715
†Echo Global Logistics	27,491	622,671
Forward Air	29,739	1,894,969
†Hub Group Class A	33,144	1,541,196
†Radiant Logistics	38,676	199,955
		6,299,995
Airlines–0.44%
Allegiant Travel	13,584	2,032,981
Hawaiian Holdings	49,125	1,290,023
†Mesa Air Group	25,385	171,222
SkyWest	52,392	3,007,301
†Spirit Airlines	71,794	2,606,122
		9,107,649
Auto Components–1.04%
Adient	91,500	2,100,840
†American Axle & Manufacturing Holdings	127,181	1,045,428
Cooper Tire & Rubber	51,917	1,356,072
†Cooper-Standard Holdings	16,700	682,696
Dana	150,472	2,172,816
†Dorman Products	28,073	2,232,926
†Fox Factory Holding	39,404	2,452,505
†Gentherm	34,864	1,432,388
LCI Industries	25,504	2,342,542
†Modine Manufacturing	55,422	630,148
†Motorcar Parts of America	17,600	297,440
Standard Motor Products	21,651	1,051,156
†Stoneridge	28,331	877,411
Tenneco Class A	52,677	659,516
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
†Visteon	29,400	$ 2,426,676
		21,760,560
Automobiles–0.06%
Winnebago Industries	33,773	1,295,195
		1,295,195
Banks–9.69%
1st Source	14,234	650,921
ACNB	7,150	245,245
†Allegiance Bancshares	22,500	722,025
Amalgamated Bank Class A	14,300	229,086
†Amerant Bancorp	22,800	478,116
American National Bankshares	11,400	404,358
Ameris Bancorp	63,312	2,547,675
Ames National	8,448	241,697
Arrow Financial	13,723	458,201
†Atlantic Capital Bancshares	25,208	437,107
Atlantic Union Bankshares	85,192	3,172,976
Banc of California	49,238	696,225
BancFirst	19,186	1,063,288
†Bancorp	58,947	583,575
BancorpSouth Bank	100,231	2,967,840
Bank First National	6,800	450,024
Bank of Commerce Holdings	15,880	172,933
Bank of Marin Bancorp	15,698	651,310
Bank of NT Butterfield & Son	56,800	1,683,552
Bank of Princeton	6,500	188,890
Bank7	5,100	95,880
BankFinancial	13,649	162,423
Bankwell Financial Group	6,000	165,000
Banner	36,019	2,023,187
Bar Harbor Bankshares	16,968	423,012
†Baycom	11,200	254,352
BCB Bancorp	13,200	169,488
Berkshire Hills Bancorp	47,893	1,402,786
Boston Private Financial Holdings	84,917	989,708
Bridge Bancorp	16,492	487,503
Brookline Bancorp	80,819	1,190,464
Bryn Mawr Bank	22,764	831,114
Business First Bancshares	12,800	312,320
†Byline Bancorp	27,300	488,124
C&F Financial	4,000	210,640
Cadence BanCorp	130,934	2,296,582
Cambridge Bancorp	4,270	320,293
Camden National	17,655	764,815
†Capital Bancorp	9,000	122,580
Capital City Bank Group	13,784	378,371
Capstar Financial Holdings	17,787	294,908
Carolina Financial	24,000	852,960
†Carter Bank & Trust	26,500	500,585
Cathay General Bancorp	80,303	2,789,325
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
CBTX	21,600	$ 602,208
CenterState Bank	131,848	3,162,374
Central Pacific Financial	28,430	807,412
Central Valley Community Bancorp	12,612	256,654
Century Bancorp Class A	3,561	311,944
Chemung Financial	3,400	142,800
Citizens & Northern	13,313	349,866
City Holding	16,597	1,265,521
Civista Bancshares	16,800	365,064
CNB Financial	17,080	490,196
†Coastal Financial	6,500	98,215
Codorus Valley Bancorp	9,195	213,876
Colony Bankcorp	9,600	147,360
Columbia Banking System	76,893	2,837,352
Community Bank System	53,319	3,289,249
Community Bankers Trust	21,628	186,001
Community Financial	5,500	184,085
Community Trust Bancorp	17,730	754,943
ConnectOne Bancorp	34,769	771,872
†Customers Bancorp	28,380	588,601
CVB Financial	139,859	2,918,857
DNB Financial	4,400	195,844
Eagle Bancorp	34,846	1,554,828
Enterprise Bancorp	11,463	343,661
Enterprise Financial Services	25,238	1,028,448
†Equity Bancshares Class A	15,600	418,236
†Esquire Financial Holdings	6,900	171,120
Evans Bancorp	4,624	172,938
Farmers & Merchants Bancorp	10,533	273,437
Farmers National Banc	29,392	425,596
FB Financial	18,800	705,940
Fidelity D&D Bancorp	3,200	199,200
Financial Institutions	18,091	545,986
First Bancorp (Maine)	10,380	285,346
First Bancorp (North Carolina)	30,209	1,084,503
First BanCorp (Puerto Rico)	224,035	2,235,869
First Bancshares	19,300	623,390
First Bank	18,100	196,023
First Busey	53,735	1,358,421
First Business Financial Services	10,958	263,869
First Capital	4,100	237,103
First Choice Bancorp	9,121	194,460
First Commonwealth Financial	101,139	1,343,126
First Community Bancshares	15,763	510,248
First Connecticut Bancorp	8,400	157,500
First Financial	13,469	585,497
First Financial Bancorp	101,917	2,494,419
First Financial Bankshares	136,684	4,555,678
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Financial Northwest	7,767	$ 114,796
First Foundation	44,005	672,176
First Guaranty Bancshares	4,390	97,195
First Internet Bancorp	11,192	239,621
First Interstate BancSystem Class A	38,846	1,563,163
First Merchants	56,568	2,128,937
First Mid-Illinois Bancshares	16,900	585,078
First Midwest Bancorp	111,155	2,165,299
First Northwest Bancorp	9,600	166,272
First of Long Island	23,954	544,953
Flushing Financial	31,230	631,002
FNCB Bancorp	22,000	171,820
Franklin Financial Network	15,100	456,171
Franklin Financial Services	5,300	188,415
Fulton Financial	172,700	2,794,286
†FVCBankcorp	14,700	258,132
German American Bancorp	25,177	806,923
Glacier Bancorp	89,043	3,602,680
Great Southern Bancorp	12,670	721,556
Great Western Bancorp	59,500	1,963,500
Guaranty Bancshares	8,653	264,695
Hancock Whitney	99,372	3,805,466
Hanmi Financial	32,220	605,092
Harborone Bancorp	31,958	321,657
Hawthorn Bancshares	7,200	171,576
Heartland Financial USA	34,038	1,522,860
Heritage Commerce	46,438	545,879
Heritage Financial	37,655	1,015,179
Hilltop Holdings	75,449	1,802,477
Home BancShares	162,528	3,054,714
HomeTrust Bancshares	16,141	420,796
Hope Bancorp	125,358	1,797,634
Horizon Bancorp	42,782	742,695
†Howard Bancorp	14,400	240,336
IBERIABANK	54,431	4,111,718
Independent Bank	25,609	545,856
Independent Bank (Massachusetts)	34,658	2,587,220
Independent Bank Group	37,760	1,986,554
International Bancshares	57,964	2,238,570
Investar Holding	9,685	230,503
Investors Bancorp	241,286	2,741,009
Lakeland Bancorp	51,478	794,305
Lakeland Financial	25,417	1,117,840
LCNB	15,100	267,874
LegacyTexas Financial Group	50,227	2,186,381
Level One Bancorp	7,000	168,840
Live Oak Bancshares	25,300	457,930
Macatawa Bank	29,800	309,622
Mackinac Financial	11,700	180,882
†MainStreet Bancshares	8,900	187,345
†Malvern Bancorp	9,500	207,385
Mercantile Bank	18,933	621,002

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Metropolitan Bank Holding	7,000	$ 275,310
Mid Penn Bancorp	5,400	138,402
Midland States Bancorp	24,600	640,830
MidWestOne Financial Group	13,442	410,250
MutualFirst Financial	5,543	174,715
MVB Financial	9,700	192,545
National Bank Holdings Class A	30,352	1,037,735
National Bankshares	8,208	328,730
NBT Bancorp	44,339	1,622,364
†Nicolet Bankshares	8,900	592,473
Northeast Bank	7,528	166,896
Northrim BanCorp	7,377	292,646
Norwood Financial	6,900	218,109
Oak Valley Bancorp	8,000	134,160
OFG Bancorp	52,088	1,140,727
Ohio Valley Banc	5,542	202,228
Old Line Bancshares	18,400	533,784
Old National Bancorp	181,317	3,119,559
Old Second Bancorp	33,195	405,643
Opus Bank	23,200	505,064
Origin Bancorp	20,000	674,800
Orrstown Financial Services	11,100	243,090
†Pacific Mercantile Bancorp	19,800	148,698
Pacific Premier Bancorp	64,002	1,996,222
Park National	13,876	1,315,584
Parke Bancorp	7,420	164,872
PCB Bancorp	12,000	197,400
Peapack Gladstone Financial	21,291	596,787
Penns Woods Bancorp	6,106	282,402
Peoples Bancorp	20,440	650,196
Peoples Bancorp of North Carolina	4,480	133,101
Peoples Financial Services	7,077	320,517
People's Utah Bancorp	16,455	465,512
Preferred Bank	15,646	819,537
Premier Financial Bancorp	12,832	220,325
QCR Holdings	15,300	581,094
RBB Bancorp	19,500	383,955
Reliant Bancorp	10,948	262,533
Renasant	59,408	2,079,874
Republic Bancorp Class A	10,525	457,311
†Republic First Bancorp	50,600	212,520
S&T Bancorp	34,856	1,273,290
Sandy Spring Bancorp	36,317	1,224,246
SB One Bancorp	7,900	178,224
†Seacoast Banking Corp. of Florida	52,144	1,319,765
†Select Bancorp	16,500	191,400
ServisFirst Bancshares	49,300	1,634,295
Shore Bancshares	14,800	228,068
Sierra Bancorp	16,766	445,305
Simmons First National Class A	94,852	2,361,815
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†SmartFinancial	12,300	$ 256,209
South Plains Financial	977	15,925
South State	35,154	2,647,096
†Southern First Bancshares	6,915	275,563
Southern National Bancorp of Virginia	22,400	344,736
Southside Bancshares	32,967	1,124,504
†Spirit of Texas Bancshares	11,600	249,980
Stock Yards Bancorp	21,832	801,016
Summit Financial Group	11,478	293,837
Tompkins Financial	15,259	1,237,963
Towne Bank	69,437	1,930,696
TriCo Bancshares	27,513	998,722
†TriState Capital Holdings	28,300	595,432
†Triumph Bancorp	27,300	870,597
Trustmark	67,179	2,291,476
UMB Financial	46,382	2,995,350
Union Bankshares	4,097	129,301
United Bankshares	102,395	3,877,699
United Community Banks	82,256	2,331,958
United Security Bancshares	12,531	131,826
Unity Bancorp	7,800	172,770
Univest Corp. of Pennsylvania	29,220	745,402
Valley National Bancorp	340,599	3,702,311
Veritex Holdings	54,382	1,319,579
Washington Trust Bancorp	17,175	829,724
WesBanco	55,063	2,057,704
West Bancorporation	17,396	378,189
Westamerica Bancorporation	28,481	1,770,949
		202,171,889
Beverages–0.33%
†Boston Beer Class A	8,761	3,189,705
†Celsius Holdings	27,700	96,258
Coca-Cola Bottling Consolidated	4,913	1,492,913
†Craft Brew Alliance	13,650	111,793
MGP Ingredients	13,500	670,680
National Beverage	13,367	592,960
†New Age Beverages	85,800	236,808
†Primo Water	38,100	467,868
		6,858,985
Biotechnology–6.77%
†Abeona Therapeutics	31,800	71,868
†ACADIA Pharmaceuticals	110,500	3,976,895
†Acceleron Pharma	47,000	1,856,970
†Achillion Pharmaceuticals	156,527	563,497
†Acorda Therapeutics	49,771	142,843
†Adamas Pharmaceuticals	23,000	117,645
†ADMA Biologics	23,400	104,130
†Aduro Biotech	67,300	71,338
†Adverum Biotechnologies	58,800	320,460

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Aeglea BioTherapeutics	33,600	$ 258,384
†Affimed	74,900	220,206
†Agenus	107,400	277,092
†AgeX Therapeutics	8,526	16,711
†Aimmune Therapeutics	45,500	952,770
†Akcea Therapeutics	12,400	190,836
†Akebia Therapeutics	137,186	537,769
†Albireo Pharma	9,800	196,000
†Alder Biopharmaceuticals	74,600	1,406,956
†Aldeyra Therapeutics	26,100	137,547
†Alector	31,889	459,839
†Allakos	18,000	1,415,340
†Allogene Therapeutics	39,900	1,087,474
†AMAG Pharmaceuticals	39,329	454,250
†Amicus Therapeutics	269,600	2,162,192
†AnaptysBio	25,300	885,247
†Anavex Life Sciences	54,800	173,168
†Anika Therapeutics	14,095	773,675
†Apellis Pharmaceuticals	50,100	1,206,909
†Arcus Biosciences	37,600	342,160
†Ardelyx	43,600	204,920
†Arena Pharmaceuticals	52,310	2,394,229
†ArQule	104,672	750,498
†Arrowhead Pharmaceuticals	97,932	2,759,724
†Assembly Biosciences	24,500	240,835
†Atara Biotherapeutics	50,700	715,884
†Athenex	60,800	739,632
†Athersys	116,300	154,679
†Audentes Therapeutics	45,500	1,278,095
†Avid Bioservices	57,500	304,750
†Avrobio	15,785	222,884
†Beyondspring	13,000	235,300
†BioCryst Pharmaceuticals	111,003	318,024
†Biohaven Pharmaceutical Holding	41,200	1,718,864
†BioSpecifics Technologies	6,616	354,088
†Bioxcel Therapeutics	1,330	9,363
†Blueprint Medicines	51,248	3,765,191
†Bridgebio Pharma	23,800	510,986
†Calithera Biosciences	31,700	97,953
†Calyxt	6,000	33,840
†CareDx	42,200	954,142
†CASI Pharmaceuticals	50,700	169,338
†Catalyst Pharmaceuticals	98,800	524,628
†Celcuity	5,332	90,537
†Cellular Biomedicine Group	12,900	191,694
†CEL-SCI	32,000	286,080
†Checkpoint Therapeutics	31,700	78,933
†ChemoCentryx	48,145	326,423
†Chimerix	45,100	105,985
†Clovis Oncology	49,035	192,708
†Coherus Biosciences	64,105	1,298,767
†Concert Pharmaceuticals	26,602	156,420
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Constellation Pharmaceuticals	18,594	$ 120,117
†Corbus Pharmaceuticals Holdings	59,092	287,778
†Cortexyme	3,800	94,734
†Crinetics Pharmaceuticals	13,268	199,551
†Cue Biopharma	19,500	164,385
†Cyclerion Therapeutics	28,487	345,262
†Cytokinetics	56,966	648,273
†CytomX Therapeutics	50,900	375,642
†Deciphera Pharmaceuticals	14,787	501,871
†Denali Therapeutics	49,100	752,212
†Dicerna Pharmaceuticals	52,500	753,900
†Dynavax Technologies	71,215	254,594
†Eagle Pharmaceuticals	9,300	526,101
†Editas Medicine	51,338	1,167,426
†Eidos Therapeutics	11,000	395,670
†Eiger BioPharmaceuticals	28,300	290,075
†Emergent BioSolutions	47,548	2,485,809
†Enanta Pharmaceuticals	17,700	1,063,416
†Epizyme	79,900	824,168
†Esperion Therapeutics	25,600	938,496
†Evelo Biosciences	17,900	109,190
†Fate Therapeutics	53,754	834,800
†FibroGen	81,500	3,013,870
†Five Prime Therapeutics	39,900	154,613
†Flexion Therapeutics	39,200	537,236
†Forty Seven	15,900	102,078
†G1 Therapeutics	34,989	797,049
†Galectin Therapeutics	41,400	151,938
†Genomic Health	28,077	1,904,182
†Geron	173,394	230,614
†Global Blood Therapeutics	61,000	2,959,720
†GlycoMimetics	40,400	174,124
†Gossamer Bio	45,200	758,908
†Gritstone Oncology	30,100	259,914
†Halozyme Therapeutics	149,643	2,320,963
†Harpoon Therapeutics	8,400	114,744
†Heron Therapeutics	76,392	1,413,252
†Homology Medicines	28,400	514,040
†ImmunoGen	163,493	395,653
†Immunomedics	183,021	2,426,858
†Inovio Pharmaceuticals	100,200	205,410
†Insmed	84,500	1,490,580
†Intellia Therapeutics	38,600	515,310
†Intercept Pharmaceuticals	25,700	1,705,452
†Intrexon	84,300	482,196
†Invitae	90,580	1,745,477
†Iovance Biotherapeutics	119,800	2,180,360
†Ironwood Pharmaceuticals	159,272	1,367,350
†Jounce Therapeutics	16,200	53,946
†Kadmon Holdings	160,978	405,665
†KalVista Pharmaceuticals	14,100	163,560
†Karyopharm Therapeutics	67,800	652,236

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Kezar Life Sciences	14,300	$ 46,904
†Kindred Biosciences	36,700	251,395
†Kiniksa Pharmaceuticals Class A	13,800	117,438
†Kodiak Sciences	28,300	406,954
†Krystal Biotech	10,300	357,668
†Kura Oncology	33,199	503,629
†La Jolla Pharmaceutical	22,300	196,240
†Lexicon Pharmaceuticals	51,616	155,364
†Ligand Pharmaceuticals	19,865	1,977,362
†Lineage Cell Therapeutics	85,268	83,563
†LogicBio Therapeutics	12,100	130,801
†MacroGenics	48,500	618,860
†Madrigal Pharmaceuticals	8,935	770,376
†Magenta Therapeutics	23,247	238,514
†MannKind	230,900	288,625
†Marker Therapeutics	33,200	169,652
†Medicines	79,633	3,981,650
†MediciNova	46,900	373,089
†MEI Pharma	84,800	142,464
†MeiraGTx Holdings	16,792	267,832
†Mersana Therapeutics	45,600	72,048
†Millendo Therapeutics	12,300	87,453
†Minerva Neurosciences	31,100	241,025
†Mirati Therapeutics	28,700	2,236,017
†Molecular Templates	21,700	143,003
†Momenta Pharmaceuticals	101,782	1,319,095
†Mustang Bio	20,000	65,200
†Myriad Genetics	73,000	2,089,990
†Natera	58,200	1,908,960
†Neon Therapeutics	6,410	11,025
†NextCure	4,300	132,655
†Novavax	21,661	108,738
†Oncocyte	29,700	62,370
=†πOncternal Therapeutics	828	1,366
†OPKO Health	364,000	760,760
†Organogenesis Holdings	14,800	97,236
†Palatin Technologies	222,000	201,754
†PDL BioPharma	114,281	246,847
†Pfenex	27,000	227,880
†PhaseBio Pharmaceuticals	17,200	71,724
†Pieris Pharmaceuticals	52,400	178,684
†PolarityTE	9,500	30,685
†Portola Pharmaceuticals	78,700	2,110,734
†Precision BioSciences	11,900	99,841
†Principia Biopharma	15,600	440,544
†Progenics Pharmaceuticals	99,698	503,973
†Protagonist Therapeutics	18,800	225,788
†Prothena	47,000	368,480
†PTC Therapeutics	59,924	2,026,630
†Puma Biotechnology	29,800	320,797
†Ra Pharmaceuticals	32,100	759,165
†Radius Health	46,400	1,194,800
†Recro Pharma	18,000	199,440
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†REGENXBIO	34,500	$ 1,228,200
†Repligen	54,525	4,181,522
†Replimune Group	12,976	180,366
†Retrophin	46,200	535,458
†Rhythm Pharmaceuticals	26,688	576,194
†Rigel Pharmaceuticals	195,963	366,451
†Rocket Pharmaceuticals	34,700	404,255
†Rubius Therapeutics	37,900	297,515
†Sangamo Therapeutics	118,889	1,075,945
†Savara	29,200	77,380
†Scholar Rock Holding	16,700	149,465
†Seres Therapeutics	20,900	83,809
†Solid Biosciences	14,400	148,896
†Sorrento Therapeutics	111,300	238,182
†Spark Therapeutics	38,700	3,753,126
†Spectrum Pharmaceuticals	114,325	948,326
†Spero Therapeutics	7,400	78,440
†Stemline Therapeutics	41,700	434,097
†Stoke Therapeutics	9,600	206,304
†Sutro Biopharma	9,200	83,628
†Syndax Pharmaceuticals	21,706	162,144
†Synlogic	17,900	40,991
†Synthorx	9,000	146,430
†Syros Pharmaceuticals	42,100	436,998
†TCR2 Therapeutics	12,300	184,869
†TG Therapeutics	91,100	511,526
†Tocagen	18,012	11,931
†Translate Bio	34,704	343,917
†Turning Point Therapeutics	7,900	297,040
†Twist Bioscience	24,500	585,060
†Tyme Technologies	37,000	44,030
†Ultragenyx Pharmaceutical	57,300	2,451,294
†UNITY Biotechnology	29,200	178,120
†UroGen Pharma	21,600	514,728
†Vanda Pharmaceuticals	53,081	704,916
†VBI Vaccines	110,800	52,209
†Veracyte	48,100	1,154,400
†Vericel	44,800	678,272
†Viking Therapeutics	69,936	481,160
†Voyager Therapeutics	27,900	480,159
†X4 Pharmaceuticals	9,286	118,025
†XBiotech	21,700	226,982
†Xencor	49,300	1,662,889
†Y-mAbs Therapeutics	23,800	620,228
†ZIOPHARM Oncology	163,917	701,565
		141,356,862
Building Products–1.48%
AAON	42,817	1,967,013
Advanced Drainage Systems	40,200	1,297,254
†American Woodmark	15,675	1,393,664
Apogee Enterprises	28,247	1,101,350
†Armstrong Flooring	23,000	146,970
†Builders FirstSource	119,066	2,449,783

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Caesarstone	27,100	$ 450,131
†Continental Building Products	38,000	1,037,020
†Cornerstone Building Brands	44,191	267,356
CSW Industrials	15,300	1,056,159
†Gibraltar Industries	33,391	1,533,983
Griffon	42,164	884,179
Insteel Industries	21,239	436,037
†JELD-WEN Holding	69,700	1,344,513
†Masonite International	25,688	1,489,904
†Patrick Industries	23,071	989,284
†PGT Innovations	57,895	999,847
Quanex Building Products	37,152	671,708
Simpson Manufacturing	46,889	3,252,690
†Trex	61,795	5,619,019
Universal Forest Products	62,210	2,480,935
		30,868,799
Capital Markets–1.44%
Ares Management	67,100	1,798,951
Artisan Partners Asset Management Class A	51,800	1,462,832
†Assetmark Financial Holdings	14,500	377,725
Associated Capital Group Class A	3,251	115,703
B. Riley Financial	21,523	508,373
†Blucora	52,668	1,139,736
Brightsphere Investment Group	70,900	702,619
Cohen & Steers	24,769	1,360,561
†Cowen Class A	32,908	506,454
Diamond Hill Investment Group	3,732	515,501
†Donnelley Financial Solutions	30,300	373,296
Federated Investors Class B	101,100	3,276,651
†Focus Financial Partners Class A	34,700	825,860
GAIN Capital Holdings	13,353	70,504
GAMCO Investors Class A	5,495	107,427
Greenhill & Co.	17,190	225,533
Hamilton Lane Class A	22,500	1,281,600
Houlihan Lokey	43,464	1,960,227
†INTL. FCStone	17,624	723,642
Ladenburg Thalmann Financial Services	139,208	329,923
Moelis & Co. Class A	49,300	1,619,505
Oppenheimer Holdings Class A	9,902	297,654
Piper Jaffray	14,168	1,069,401
PJT Partners Class A	23,800	968,660
Pzena Investment Management Class A	16,959	151,274
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
†Safeguard Scientifics	19,020	$ 215,687
Sculptor Capital Management	19,800	385,704
†Siebert Financial	10,000	92,000
Silvercrest Asset Management Group Class A	10,800	132,840
Stifel Financial	72,247	4,145,533
Value Line	100	2,275
Virtus Investment Partners	7,332	810,699
Waddell & Reed Financial Class A	80,100	1,376,118
Westwood Holdings Group	9,814	271,553
WisdomTree Investments	152,708	797,899
		29,999,920
Chemicals–1.90%
Advanced Emissions Solutions	18,900	280,476
†AdvanSix	30,600	787,032
American Vanguard	33,995	533,721
†Amyris	31,700	150,892
Balchem	33,709	3,343,596
Chase	8,239	901,264
†Ferro	83,587	991,342
†Flotek Industries	56,003	123,207
FutureFuel	30,208	360,683
†GCP Applied Technologies	55,500	1,068,375
Hawkins	10,759	457,257
HB Fuller	53,209	2,477,411
†Ingevity	44,153	3,745,940
Innophos Holdings	22,964	745,411
Innospec	25,404	2,264,512
†Intrepid Potash	118,000	385,860
†Koppers Holdings	18,760	547,980
†Kraton	32,041	1,034,604
Kronos Worldwide	28,189	348,698
†Livent	157,200	1,051,668
†LSB Industries	22,161	114,794
†Marrone Bio Innovations	67,300	94,893
Minerals Technologies	36,664	1,946,492
†OMNOVA Solutions	52,040	524,043
Orion Engineered Carbons S.A.	67,700	1,131,267
PolyOne	81,264	2,653,270
†PQ Group Holdings	42,400	675,856
Quaker Chemical	13,713	2,168,574
Rayonier Advanced Materials	58,300	252,439
Sensient Technologies	44,395	3,047,717
Stepan	21,370	2,074,172
†Trecora Resources	20,892	188,446
Tredegar	30,330	592,042
Trinseo	42,300	1,816,785
Tronox Holdings Class A	91,700	761,110

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Valhi	27,200	$ 51,680
		39,693,509
Commercial Services & Supplies–2.81%
ABM Industries	69,623	2,528,707
ACCO Brands	103,224	1,018,821
†Advanced Disposal Services	76,000	2,475,320
Brady Class A	49,937	2,649,158
†BrightView Holdings	32,800	562,520
Brink's	52,460	4,351,557
†Casella Waste Systems Class A	46,534	1,998,170
†CECO Environmental	32,964	230,254
†Charah Solutions	6,100	12,932
†Cimpress	22,934	3,023,619
CompX International	338	4,844
Covanta Holding	123,100	2,128,399
Deluxe	45,640	2,243,662
Ennis	29,862	603,511
Healthcare Services Group	76,681	1,862,581
†Heritage-Crystal Clean	17,454	462,531
Herman Miller	61,587	2,838,545
HNI	44,875	1,593,062
Interface	57,721	833,491
Kimball International Class B	36,002	694,839
Knoll	50,582	1,282,254
LSC Communications	34,300	47,334
Matthews International Class A	31,610	1,118,678
McGrath RentCorp	25,140	1,749,493
Mobile Mini	49,166	1,812,259
MSA Safety	37,064	4,044,053
†NL Industries	5,036	18,935
†NRC Group Holdings	13,400	166,696
†PICO Holdings	23,871	240,858
Pitney Bowes	193,500	884,295
Quad/Graphics	38,023	399,622
RR Donnelley & Sons	83,400	314,418
†SP Plus	23,297	861,989
Steelcase Class A	90,098	1,657,803
†Team	34,497	622,671
Tetra Tech	57,391	4,979,243
U.S. Ecology	24,313	1,554,573
UniFirst	15,867	3,095,969
Viad	20,813	1,397,593
VSE	8,966	305,651
		58,670,910
Communications Equipment–1.10%
†Acacia Communications	39,200	2,563,680
ADTRAN	55,048	624,520
†Applied Optoelectronics	22,400	251,328
†CalAmp	37,172	428,221
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Calix	52,331	$ 334,395
†Casa Systems	27,596	216,767
†Clearfield	11,500	136,275
Comtech Telecommunications	26,375	857,188
†DASAN Zhone Solutions	4,900	44,884
†Digi International	28,543	388,756
†Extreme Networks	119,545	869,690
†Harmonic	97,288	640,155
†Infinera	196,323	1,069,960
†Inseego	54,700	262,560
InterDigital	32,988	1,730,880
†KVH Industries	21,275	226,579
†Lumentum Holdings	80,420	4,307,295
†NETGEAR	32,034	1,032,135
†NetScout Systems	77,656	1,790,747
Plantronics	36,751	1,371,547
†Ribbon Communications	65,002	379,612
TESSCO Technologies	8,100	116,397
†Viavi Solutions	241,100	3,376,606
		23,020,177
Construction & Engineering–1.11%
†Aegion	31,128	665,517
†Ameresco Class A	22,821	366,734
Arcosa	50,600	1,731,026
Argan	16,824	661,015
Comfort Systems USA	37,736	1,669,063
†Construction Partners Class A	15,000	233,700
†Dycom Industries	33,329	1,701,445
EMCOR Group	58,696	5,054,900
Granite Construction	48,579	1,560,843
†Great Lakes Dredge & Dock	67,234	702,595
†IES Holdings	8,200	168,838
†MasTec	62,978	4,089,162
†MYR Group	18,794	588,064
†Northwest Pipe	12,348	347,596
†NV5 Global	10,800	737,316
Primoris Services	45,338	889,078
†Sterling Construction	31,900	419,485
†Tutor Perini	46,283	663,235
†Willscot	52,500	817,950
		23,067,562
Construction Materials–0.18%
†Forterra	21,000	151,830
†Summit Materials Class A	117,616	2,611,075
†U.S. Concrete	16,200	895,536
United States Lime & Minerals	2,087	159,656
		3,818,097

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.62%
†Curo Group Holdings	22,900	$ 304,112
†Elevate Credit	20,000	84,200
†Encore Capital Group	31,863	1,061,834
†Enova International	33,623	697,677
†EZCORP Class A	58,819	379,677
FirstCash	44,524	4,081,515
†Green Dot Class A	51,602	1,302,950
†LendingClub	71,760	938,621
†Medallion Financial	26,500	169,600
Nelnet Class A	18,438	1,172,657
†PRA Group	49,423	1,670,003
†Regional Management	11,343	319,419
†World Acceptance	6,801	867,196
		13,049,461
Containers & Packaging–0.11%
Greif Class A	26,400	1,000,296
Greif Class B	5,917	269,579
Myers Industries	40,597	716,537
†UFP Technologies	7,000	270,200
		2,256,612
Distributors–0.10%
Core-Mark Holding	46,960	1,508,120
†Funko Class A	19,900	409,443
Weyco Group	5,958	134,710
		2,052,273
Diversified Consumer Services–0.96%
†Adtalem Global Education	59,117	2,251,767
†American Public Education	18,660	416,864
†Career Education	75,268	1,196,009
Carriage Services	16,335	333,887
†Chegg	122,016	3,654,379
Collectors Universe	10,100	287,648
†Houghton Mifflin Harcourt	117,300	625,209
†K12	39,800	1,050,720
†Laureate Education Class A	98,900	1,639,268
†OneSpaWorld Holdings	46,200	717,486
†Regis	33,946	686,388
†Select Interior Concepts Class A	26,000	337,220
†Sotheby's	32,978	1,879,086
Strategic Education	22,435	3,048,468
†WW International	48,400	1,830,488
		19,954,887
Diversified Financial Services–0.21%
Banco Latinoamericano de Comercio Exterior S.A.	35,358	705,038
†Cannae Holdings	70,500	1,936,635
FGL Holdings	162,600	1,297,548
Marlin Business Services	10,241	257,971
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services (continued)
†On Deck Capital	60,600	$ 203,616
		4,400,808
Diversified Telecommunication Services–0.61%
†Anterix	9,900	358,380
ATN International	11,892	694,136
†Bandwidth Class A	16,700	1,087,337
†Cincinnati Bell	51,186	259,513
Cogent Communications Holdings	43,904	2,419,110
Consolidated Communications Holdings	79,855	380,110
†Frontier Communications	131,773	114,247
†IDT Class B	21,300	224,289
†Intelsat	69,400	1,582,320
†Iridium Communications	103,550	2,203,544
†Ooma	22,394	232,898
†ORBCOMM	83,894	399,335
†Pareteum	128,900	166,281
†Vonage Holdings	237,386	2,682,462
		12,803,962
Electric Utilities–1.09%
ALLETE	54,473	4,761,485
El Paso Electric	42,536	2,853,315
Genie Energy Class B	18,100	135,026
MGE Energy	36,515	2,916,453
Otter Tail	41,081	2,208,103
PNM Resources	83,536	4,350,555
Portland General Electric	94,500	5,326,965
Spark Energy Class A	11,700	123,435
		22,675,337
Electrical Equipment–0.87%
Allied Motion Technologies	8,400	296,604
†American Superconductor	26,100	204,624
†Atkore International Group	47,900	1,453,765
AZZ	26,727	1,164,228
†Bloom Energy Class A	63,600	206,700
Encore Wire	21,026	1,183,343
†Energous	24,800	82,212
EnerSys	45,222	2,981,939
†Generac Holdings	64,290	5,036,479
†Plug Power	230,800	607,004
Powell Industries	9,308	364,408
Preformed Line Products	3,186	173,924
†Sunrun	115,100	1,922,745
†Thermon Group Holdings	37,203	854,925
†TPI Composites	33,200	622,500
†Vicor	20,071	592,496
†Vivint Solar	51,700	338,118
		18,086,014

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–2.43%
†Airgain	12,000	$ 141,000
†Akoustis Technologies	31,600	244,900
†Anixter International	31,701	2,191,173
†Arlo Technologies	80,815	275,579
AVX	54,000	820,800
Badger Meter	29,722	1,596,071
Bel Fuse Class B	12,485	187,650
Belden	40,642	2,167,844
Benchmark Electronics	39,666	1,152,694
CTS	33,311	1,077,944
Daktronics	37,661	278,127
†ePlus	13,758	1,046,846
†Fabrinet	37,956	1,985,099
†FARO Technologies	19,199	928,272
†Fitbit Class A	252,701	962,791
†II-VI	93,429	3,289,621
†Insight Enterprises	36,903	2,055,128
†Iteris	32,786	188,356
†Itron	35,800	2,647,768
KEMET	58,600	1,065,348
†Kimball Electronics	30,275	439,290
†Knowles	84,606	1,720,886
Methode Electronics	37,566	1,263,720
MTS Systems	18,457	1,019,749
†Napco Security Technologies	12,000	306,240
†nLight	37,500	587,250
†Novanta	35,263	2,881,692
†OSI Systems	17,368	1,763,894
†PAR Technology	12,900	306,633
PC Connection	11,324	440,504
†Plexus	30,963	1,935,497
†Rogers	19,352	2,645,612
†Sanmina	70,595	2,266,805
†ScanSource	26,337	804,595
†Tech Data	38,600	4,023,664
†TTM Technologies	101,950	1,243,280
Vishay Intertechnology	138,521	2,345,161
†Vishay Precision Group	10,872	355,949
		50,653,432
Energy Equipment & Services–1.06%
Archrock	133,102	1,327,027
†C&J Energy Services	75,400	809,042
†Cactus Class A	48,700	1,409,378
†Covia Holdings	30,880	62,378
†Diamond Offshore Drilling	74,000	411,440
DMC Global	16,500	725,670
†Dril-Quip	37,700	1,891,786
†Era Group	21,219	224,073
†Exterran	37,600	491,056
†Forum Energy Technologies	95,746	148,406
†Frank's International	123,500	586,625
†FTS International	40,500	90,720
†Geospace Technologies	16,400	252,068
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Helix Energy Solutions Group	146,156	$ 1,178,017
†Independence Contract Drilling	49,107	58,928
†Keane Group	51,600	312,696
†KLX Energy Services Holdings	23,320	201,601
Liberty Oilfield Services Class A	50,600	547,998
Mammoth Energy Services	14,700	36,456
†Matrix Service	30,807	528,032
†McDermott International	205,689	415,492
Nabors Industries	403,000	753,610
†National Energy Services Reunited	29,000	193,720
†Natural Gas Services Group	12,589	161,265
†NCS Multistage Holdings	8,600	17,200
†Newpark Resources	103,641	789,745
†Nine Energy Service	17,600	108,592
†Noble	280,200	355,854
†Oceaneering International	109,200	1,479,660
†Oil States International	61,300	815,290
†Pacific Drilling	35,100	137,241
†Parker Drilling	11,600	219,472
†ProPetro Holding	82,000	745,380
†RigNet	14,363	111,313
RPC	68,100	382,041
†SEACOR Holdings	19,600	922,572
†SEACOR Marine Holdings	20,664	259,747
†Seadrill	71,500	150,150
†Select Energy Services Class A	68,200	590,612
†Smart Sand	19,900	56,317
Solaris Oilfield Infrastructure Class A	31,800	426,756
†TETRA Technologies	152,342	306,207
†Tidewater	43,111	651,407
U.S. Silica Holdings	80,283	767,506
†U.S. Well Services	26,800	58,692
		22,169,238
Entertainment–0.27%
AMC Entertainment Holdings Class A	59,190	633,333
†Eros International	42,700	81,557
†Gaia	11,361	74,244
†Glu Mobile	132,632	661,834
†IMAX	53,900	1,183,105
†Liberty Media-Liberty Braves Class A	12,600	350,658
†Liberty Media-Liberty Braves Class C	37,100	1,029,525
†LiveXLive Media	37,000	74,185
Marcus	22,834	845,086

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Reading International Class A	20,240	$ 242,071
†Rosetta Stone	23,600	410,640
		5,586,238
Equity Real Estate Investment Trusts–7.32%
Acadia Realty Trust	85,115	2,432,587
Agree Realty	43,266	3,164,908
Alexander & Baldwin	75,408	1,848,250
Alexander's	2,176	758,140
American Assets Trust	48,573	2,270,302
American Finance Trust	110,600	1,543,976
Armada Hoffler Properties	55,500	1,003,995
Ashford Hospitality Trust	102,798	340,261
Bluerock Residential Growth REIT	25,100	295,427
Braemar Hotels & Resorts	28,354	266,244
BRT Apartments	10,000	145,800
CareTrust REIT	99,771	2,345,117
CatchMark Timber Trust Class A	58,100	619,927
CBL & Associates Properties	199,400	257,226
Cedar Realty Trust	110,661	331,983
Chatham Lodging Trust	51,731	938,918
CIM Commercial Trust	1,866	28,923
City Office REIT	45,500	654,745
Clipper Realty	14,900	151,831
Community Healthcare Trust	20,200	899,910
CoreCivic	124,300	2,147,904
CorEnergy Infrastructure Trust	14,120	666,746
CorePoint Lodging	47,750	482,753
DiamondRock Hospitality	209,874	2,151,209
Easterly Government Properties	82,900	1,765,770
EastGroup Properties	38,188	4,774,264
Essential Properties Realty Trust	75,435	1,728,216
Farmland Partners	33,900	226,452
First Industrial Realty Trust	132,706	5,249,849
Four Corners Property Trust	71,400	2,019,192
Franklin Street Properties	105,927	896,142
Front Yard Residential	57,200	661,232
GEO Group	124,226	2,154,079
Getty Realty	34,364	1,101,710
Gladstone Commercial	32,605	766,218
Gladstone Land	14,900	177,236
Global Medical REIT	36,400	414,960
Global Net Lease	87,754	1,711,203
Hannon Armstrong Sustainable Infrastructure Capital	64,100	1,868,515
Healthcare Realty Trust	134,484	4,505,214
Hersha Hospitality Trust	35,741	531,826
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Independence Realty Trust	97,056	$ 1,388,871
Industrial Logistics Properties Trust	67,189	1,427,766
Innovative Industrial Properties	9,700	895,989
Investors Real Estate Trust	12,046	899,475
iStar	63,070	823,064
Jernigan Capital	21,200	408,100
Kite Realty Group Trust	91,754	1,481,827
Lexington Realty Trust	239,586	2,455,756
LTC Properties	41,073	2,103,759
Mack-Cali Realty	94,500	2,046,870
Monmouth Real Estate Investment	94,189	1,357,263
National Health Investors	43,934	3,619,722
National Storage Affiliates Trust	59,350	1,980,510
New Senior Investment Group	82,900	553,772
NexPoint Residential Trust	20,500	958,580
Office Properties Income Trust	49,340	1,511,778
One Liberty Properties	17,045	469,249
Pebblebrook Hotel Trust	136,460	3,796,317
Pennsylvania Real Estate Investment Trust	79,199	453,018
Physicians Realty Trust	194,800	3,457,700
Piedmont Office Realty Trust Class A	131,000	2,735,280
PotlatchDeltic	69,206	2,843,329
Preferred Apartment Communities Class A	45,800	661,810
PS Business Parks	20,962	3,814,036
QTS Realty Trust Class A	57,300	2,945,793
Retail Opportunity Investments	117,467	2,141,423
Retail Value	17,300	640,792
Rexford Industrial Realty	115,500	5,084,310
RLJ Lodging Trust	180,355	3,064,231
RPT Realty	80,105	1,085,423
Ryman Hospitality Properties	48,206	3,943,733
Sabra Health Care REIT	199,077	4,570,808
Safehold	6,800	207,400
Saul Centers	13,566	739,483
Senior Housing Properties Trust	247,000	2,285,985
Seritage Growth Properties Class A	36,200	1,538,138
STAG Industrial	132,834	3,915,946
Summit Hotel Properties	114,773	1,331,367
Sunstone Hotel Investors	239,292	3,287,872
Tanger Factory Outlet Centers	94,600	1,464,408
Terreno Realty	65,134	3,327,696

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
UMH Properties	38,867	$ 547,247
Uniti Group	192,200	1,492,433
Universal Health Realty Income Trust	13,273	1,364,464
Urban Edge Properties	120,100	2,376,779
Urstadt Biddle Properties Class A	33,917	803,833
Washington Prime Group	188,500	780,390
Washington Real Estate Investment Trust	83,775	2,292,084
Whitestone REIT	43,971	605,041
Xenia Hotels & Resorts	118,404	2,500,692
		152,780,772
Food & Staples Retailing–0.70%
Andersons	32,063	719,173
†BJ's Wholesale Club Holdings	118,600	3,068,182
†Chefs' Warehouse	24,735	997,315
†HF Foods Group	9,300	158,565
Ingles Markets Class A	16,531	642,395
†Natural Grocers by Vitamin Cottage	9,189	91,798
†Performance Food Group	108,300	4,982,883
PriceSmart	23,232	1,651,795
†Rite Aid	59,605	414,255
SpartanNash	40,758	482,167
†United Natural Foods	57,599	663,540
Village Super Market Class A	10,513	278,069
Weis Markets	11,100	423,354
		14,573,491
Food Products–1.24%
Alico	4,363	148,429
B&G Foods	66,814	1,263,453
†Bridgford Foods	126	3,801
Calavo Growers	16,854	1,604,164
Cal-Maine Foods	32,630	1,303,732
†Darling Ingredients	172,159	3,293,402
Dean Foods	107,055	124,184
†Farmer Brothers	10,801	139,873
Fresh Del Monte Produce	34,456	1,175,294
†Freshpet	32,200	1,602,594
†Hostess Brands	125,900	1,760,711
J&J Snack Foods	15,887	3,050,304
John B Sanfilippo & Son	8,702	840,613
Lancaster Colony	19,854	2,752,757
†Landec	29,706	322,904
Limoneira	17,745	325,798
Sanderson Farms	20,890	3,161,284
†Seneca Foods Class A	8,188	255,302
†Simply Good Foods	73,900	2,142,361
Tootsie Roll Industries	16,622	617,341
		25,888,301
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–1.27%
Chesapeake Utilities	17,465	$ 1,664,764
New Jersey Resources	93,297	4,218,890
Northwest Natural Holding	30,019	2,141,555
ONE Gas	54,946	5,280,860
RGC Resources	9,085	265,645
South Jersey Industries	97,104	3,195,693
Southwest Gas Holdings	56,122	5,109,347
Spire	52,220	4,555,673
		26,432,427
Health Care Equipment & Supplies–3.77%
†Accuray	99,918	276,773
†Alphatec Holdings	38,600	193,772
†AngioDynamics	41,492	764,283
†Antares Pharma	168,700	564,301
†Apyx Medical	40,800	276,216
†AtriCure	38,103	950,289
Atrion	1,567	1,220,959
†Avanos Medical	49,200	1,843,032
†Avedro	6,700	152,090
†AxoGen	38,400	479,232
†Axonics Modulation Technologies	17,900	481,868
†BioLife Solutions	8,800	146,300
†BioSig Technologies	20,000	165,000
†Cardiovascular Systems	35,582	1,690,857
†Cerus	138,583	714,395
†Conformis	77,100	143,406
CONMED	28,522	2,742,390
†Corindus Vascular Robotics	109,500	468,660
†CryoLife	37,410	1,015,681
†CryoPort	27,400	448,127
†Cutera	13,200	385,836
†CytoSorbents	30,500	153,415
†ElectroCore	6,200	13,578
†GenMark Diagnostics	61,900	375,114
†Glaukos	37,200	2,325,372
†Globus Medical Class A	79,874	4,083,159
†Haemonetics	53,936	6,803,487
†Heska	7,600	538,612
†Inogen	20,700	991,737
†Integer Holdings	34,025	2,570,929
†IntriCon	9,400	182,736
Invacare	41,139	308,542
†iRadimed	4,700	98,794
†iRhythm Technologies	25,750	1,908,332
†Lantheus Holdings	39,100	980,041
LeMaitre Vascular	18,498	632,262
†LivaNova	50,996	3,762,995
Meridian Bioscience	47,375	449,589
†Merit Medical Systems	55,841	1,700,917
Mesa Laboratories	3,830	910,659
†Misonix	9,100	182,910
†Natus Medical	36,463	1,160,982

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Neogen	53,825	$ 3,666,021
†Neuronetics	14,374	119,448
†Nevro	30,900	2,656,473
†Novocure	89,365	6,682,715
†NuVasive	54,437	3,450,217
†OraSure Technologies	68,706	513,234
†Orthofix Medical	18,603	986,331
†OrthoPediatrics	9,105	321,042
†Pulse Biosciences	10,700	165,208
†Quidel	36,925	2,265,349
†Rockwell Medical	55,635	153,553
†RTI Surgical	69,600	198,360
†SeaSpine Holdings	15,740	192,185
†Senseonics Holdings	86,700	85,703
†Shockwave Medical	7,800	233,454
†SI-BONE	19,200	339,264
†Sientra	24,500	158,760
†Silk Road Medical	8,300	269,999
†STAAR Surgical	46,099	1,188,432
†Surmodics	14,765	675,351
†Tactile Systems Technology	18,600	787,152
†Tandem Diabetes Care	58,200	3,432,636
†TransEnterix	186,800	115,779
†TransMedics Group	8,200	194,750
Utah Medical Products	3,615	346,462
†Vapotherm	6,300	59,661
†Varex Imaging	38,700	1,104,498
†ViewRay	74,400	215,760
†Wright Medical Group	132,144	2,726,131
Zynex	19,300	183,543
		78,745,100
Health Care Providers & Services–1.96%
†Addus HomeCare	10,800	856,224
†Amedisys	32,916	4,312,325
†American Renal Associates Holdings	14,500	91,640
†AMN Healthcare Services	48,174	2,772,895
†Apollo Medical Holdings	28,800	507,456
†BioTelemetry	36,403	1,482,694
†Brookdale Senior Living	191,600	1,452,328
†Catasys	9,100	143,416
†Community Health Systems	104,000	374,400
†CorVel	10,286	778,650
†Cross Country Healthcare	36,717	378,185
†Diplomat Pharmacy	64,600	316,540
Ensign Group	52,933	2,510,612
†Enzo Biochem	41,515	149,454
†Genesis Healthcare	53,778	59,694
†Hanger	41,700	849,846
†HealthEquity	71,430	4,081,867
†Joint	15,900	295,899
†LHC Group	31,604	3,588,950
†Magellan Health	22,395	1,390,730
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
National HealthCare	12,575	$ 1,029,264
National Research Class A	12,837	741,337
†Option Care Health	146,931	470,179
Owens & Minor	71,454	415,148
Patterson	86,700	1,544,994
†PetIQ	19,000	517,940
†Providence Service	12,733	757,104
†R1 RCM	105,864	945,366
†RadNet	46,100	661,996
†Select Medical Holdings	114,567	1,898,375
†Surgery Partners	19,400	143,269
†Tenet Healthcare	107,392	2,375,511
†Tivity Health	51,728	860,237
†Triple-S Management Class B	26,859	359,911
U.S. Physical Therapy	13,749	1,794,932
		40,909,368
Health Care Technology–1.03%
†Allscripts Healthcare Solutions	172,300	1,891,854
†Castlight Health Class B	120,000	169,200
Computer Programs & Systems	14,149	319,909
†Evolent Health Class A	76,800	552,192
†Health Catalyst	8,600	272,104
†HealthStream	29,645	767,509
†HMS Holdings	91,020	3,137,004
†Inovalon Holdings Class A	72,600	1,189,914
†Inspire Medical Systems	13,600	829,872
†Livongo Health	15,300	266,832
†NextGen Healthcare	60,328	945,340
†Omnicell	42,925	3,102,190
†OptimizeRx	14,900	215,752
†Phreesia	10,800	261,792
Simulations Plus	14,000	485,800
†Tabula Rasa HealthCare	20,200	1,109,788
†Teladoc Health	75,056	5,082,792
†Vocera Communications	33,640	829,226
		21,429,070
Hotels, Restaurants & Leisure–2.69%
BBX Capital	77,500	361,925
†Biglari Holdings Class B	885	96,465
BJ's Restaurants	22,759	883,960
Bloomin' Brands	95,252	1,803,120
Bluegreen Vacations	8,200	76,424
Boyd Gaming	83,959	2,010,818
Brinker International	38,800	1,655,596
†Carrols Restaurant Group	41,165	341,258
†Century Casinos	27,600	213,348
Cheesecake Factory	43,774	1,824,500
Churchill Downs	36,983	4,565,736
†Chuy's Holdings	19,832	491,040

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store	20,162	$ 3,279,349
Dave & Buster's Entertainment	37,800	1,472,310
†Del Taco Restaurants	33,400	341,515
†Denny's	60,856	1,385,387
Dine Brands Global	17,232	1,307,220
†Drive Shack	64,700	278,857
†El Pollo Loco Holdings	25,500	279,480
†Eldorado Resorts	69,000	2,751,030
†Empire Resorts	4,339	41,785
†Everi Holdings	76,800	649,728
†Fiesta Restaurant Group	25,957	270,472
†Golden Entertainment	21,700	288,393
†Habit Restaurants Class A	22,300	194,902
†Inspired Entertainment	12,500	89,875
International Speedway Class A	24,118	1,085,551
†J Alexander's Holdings	13,071	153,192
Jack in the Box	26,915	2,452,495
†Lindblad Expeditions Holdings	27,100	454,196
Marriott Vacations Worldwide	44,757	4,637,273
†Monarch Casino & Resort	13,184	549,641
Nathan's Famous	3,102	222,879
†Noodles & Co.	35,100	198,666
Papa John's International	22,722	1,189,497
†Penn National Gaming	115,903	2,158,693
†PlayAGS	30,900	317,652
†Potbelly	24,300	105,948
RCI Hospitality Holdings	9,600	198,528
†Red Lion Hotels	20,100	130,248
†Red Robin Gourmet Burgers	15,222	506,284
Red Rock Resorts Class A	76,900	1,561,454
Ruth's Hospitality Group	33,008	673,858
†Scientific Games Class A	57,252	1,165,078
†SeaWorld Entertainment	52,400	1,379,168
†Shake Shack Class A	29,500	2,892,180
†Target Hospitality	39,300	267,633
Texas Roadhouse	68,770	3,611,800
Twin River Worldwide Holdings	22,673	517,625
Wingstop	30,800	2,688,224
		56,072,256
Household Durables–1.85%
Bassett Furniture Industries	10,800	165,240
†Beazer Homes USA	34,019	506,883
†Cavco Industries	8,926	1,714,595
†Century Communities	26,738	818,985
Ethan Allen Interiors	28,032	535,411
Flexsteel Industries	9,132	135,336
†GoPro Class A	130,300	675,606
†Green Brick Partners	27,182	290,847
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Hamilton Beach Brands Holding Class A	7,284	$ 117,782
†Helen of Troy	26,398	4,161,909
Hooker Furniture	13,900	298,016
†Installed Building Products	23,418	1,342,788
†iRobot	28,622	1,765,119
KB Home	88,636	3,013,624
La-Z-Boy	46,433	1,559,685
†Legacy Housing	1,960	31,752
†LGI Homes	20,800	1,733,056
Lifetime Brands	10,224	90,482
†Lovesac	7,200	134,424
†M/I Homes	27,274	1,026,866
MDC Holdings	51,685	2,227,624
†Meritage Homes	37,884	2,665,139
†Purple Innovation	4,511	33,968
†Skyline Champion	52,234	1,571,721
†Sonos	71,536	959,298
†Taylor Morrison Home	112,300	2,913,062
†TopBuild	35,600	3,432,908
†TRI Pointe Group	147,352	2,216,174
Tupperware Brands	55,700	883,959
†Universal Electronics	13,511	687,710
†William Lyon Homes Class A	32,000	651,520
†ZAGG	32,709	205,085
		38,566,574
Household Products–0.21%
†Central Garden & Pet	11,000	321,530
†Central Garden & Pet Class A	43,622	1,209,420
Oil-Dri Corp. of America	4,654	158,515
WD-40	14,338	2,631,597
		4,321,062
Independent Power and Renewable Electricity Producers–0.45%
†Atlantic Power	123,333	288,599
Clearway Energy Class A	38,400	665,856
Clearway Energy Class C	81,700	1,491,025
Ormat Technologies	41,560	3,087,493
Pattern Energy Group Class A	92,300	2,485,639
TerraForm Power Class A	75,564	1,377,154
		9,395,766
Industrial Conglomerates–0.06%
Raven Industries	37,051	1,239,726
		1,239,726
Insurance–2.39%
†Ambac Financial Group	50,593	989,093
American Equity Investment Life Holding	94,055	2,276,131
AMERISAFE	19,799	1,308,912

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Argo Group International Holdings	34,067	$ 2,392,866
†Citizens	58,063	398,893
CNO Financial Group	167,412	2,650,132
Crawford & Co. Class A	20,700	225,216
Donegal Group Class A	9,246	135,546
†eHealth	23,319	1,557,476
Employers Holdings	32,727	1,426,243
†Enstar Group	12,011	2,281,129
FBL Financial Group Class A	11,274	670,916
FedNat Holding	12,700	177,673
†Genworth Financial Class A	528,900	2,327,160
Global Indemnity	8,737	218,163
Goosehead Insurance Class A	13,000	641,550
†Greenlight Capital Re Class A	30,357	318,748
†Hallmark Financial Services	14,658	280,408
HCI Group	8,307	349,226
†Health Insurance Innovations Class A	8,800	219,384
Heritage Insurance Holdings	31,300	467,935
Horace Mann Educators	43,031	1,993,626
Independence Holding	6,117	236,055
Investors Title	1,453	232,625
James River Group Holdings	30,700	1,573,068
Kinsale Capital Group	20,500	2,117,855
†MBIA	90,184	832,398
National General Holdings	70,400	1,620,608
National Western Life Group Class A	2,616	702,056
†NI Holdings	10,200	174,828
†Palomar Holdings	7,200	283,824
ProAssurance	55,600	2,239,012
Protective Insurance Class B	9,811	171,202
RLI	41,934	3,896,088
Safety Insurance Group	16,199	1,641,445
Selective Insurance Group	61,607	4,632,230
State Auto Financial	19,195	621,726
Stewart Information Services	23,939	928,594
†Third Point Reinsurance	75,100	750,249
Tiptree Financial Class A	25,046	182,335
†Trupanion	32,482	825,692
United Fire Group	21,721	1,020,453
United Insurance Holdings	21,400	299,386
Universal Insurance Holdings	31,703	950,773
†Watford Holdings	23,400	630,630
		49,869,558
Interactive Media & Services–0.44%
†Care.com	23,200	242,440
†Cargurus	77,600	2,401,720
†Cars.com	76,600	687,868
=†πCobalt International Energy	1	0
=†πCorium International	27,200	4,896
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†DHI Group	62,600	$ 241,010
†Eventbrite Class A	37,100	657,041
†EverQuote Class A	11,300	241,142
†Liberty TripAdvisor Holdings Class A	83,075	781,736
†Meet Group	76,300	249,883
†QuinStreet	51,711	651,041
†Travelzoo	6,200	66,278
†TrueCar	105,000	357,000
†Yelp	72,900	2,533,275
		9,115,330
Internet & Direct Marketing Retail–0.36%
†1-800-Flowers.com Class A	24,664	364,904
†Duluth Holdings Class B	8,300	70,384
†Groupon	492,800	1,310,848
†Lands' End	14,100	159,965
†Leaf Group	15,560	65,352
†Liquidity Services	32,273	238,820
†Overstock.com	31,397	332,494
PetMed Express	23,209	418,226
†Quotient Technology	73,900	577,898
†RealReal	18,400	411,424
†Rubicon Project	47,900	417,209
†Shutterstock	21,852	789,294
†Stamps.com	18,138	1,350,374
†Stitch Fix Class A	47,600	916,300
†Waitr Holdings	62,400	80,184
		7,503,676
IT Services–2.21%
†Brightcove	43,686	457,829
†Carbonite	35,670	552,528
†Cardtronics Class A	39,340	1,189,642
Cass Information Systems	14,315	772,867
†Conduent	178,900	1,112,758
CSG Systems International	34,288	1,772,004
†Endurance International Group Holdings	81,500	305,625
EVERTEC	63,300	1,976,226
†Evo Payments Class A	32,000	899,840
†Exela Technologies	52,100	61,478
†ExlService Holdings	35,048	2,346,814
†GTT Communications	31,700	298,614
Hackett Group	28,176	463,777
†I3 Verticals Class A	11,191	225,163
†Information Services Group	32,302	80,270
†International Money Express	16,000	219,840
KBR	148,700	3,649,098
†Limelight Networks	131,049	397,079
†LiveRamp Holdings	71,572	3,074,733
ManTech International Class A	27,917	1,993,553
MAXIMUS	66,974	5,174,411

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
NIC	68,147	$ 1,407,236
†Paysign	35,100	354,510
†Perficient	33,325	1,285,679
Perspecta	148,500	3,878,820
Presidio	46,900	792,610
†PRGX Global	23,300	119,995
Science Applications International	62,472	5,456,929
†StarTek	21,100	136,517
†Sykes Enterprises	40,377	1,237,151
TTEC Holdings	14,560	697,133
†Tucows Class A	10,400	563,264
†Unisys	57,754	429,112
†Verra Mobility	122,100	1,752,135
†Virtusa	29,549	1,064,355
		46,199,595
Leisure Products–0.35%
Acushnet Holdings	36,100	953,040
†American Outdoor Brands	61,332	358,792
Callaway Golf	97,227	1,887,176
Clarus	28,100	329,472
Escalade	13,703	149,226
Johnson Outdoors Class A	5,086	297,836
†Malibu Boats Class A	23,800	730,184
Marine Products	7,736	109,542
†Mastercraft Boat Holgings	21,700	323,872
Sturm Ruger & Co.	19,114	798,201
†Vista Outdoor	65,500	405,445
†YETI Holdings	31,600	884,800
		7,227,586
Life Sciences Tools & Services–0.69%
†Accelerate Diagnostics	31,621	587,202
†Cambrex	35,146	2,091,187
†ChromaDex	44,900	176,681
†Codexis	56,200	770,783
†Fluidigm	79,166	366,539
Luminex	43,007	888,094
†Medpace Holdings	28,800	2,420,352
†NanoString Technologies	33,900	731,901
†NeoGenomics	91,465	1,748,811
†Pacific Biosciences of California	153,998	794,630
†Quanterix	11,500	252,540
†Syneos Health	65,299	3,474,560
		14,303,280
Machinery–3.77%
Actuant Class A	57,614	1,264,051
Alamo Group	10,035	1,181,320
Albany International Class A	30,243	2,726,709
Altra Industrial Motion	66,878	1,852,186
Astec Industries	25,947	806,952
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Barnes Group	49,954	$ 2,574,629
†Blue Bird	14,892	283,469
Briggs & Stratton	47,814	289,753
†Chart Industries	37,074	2,311,935
†CIRCOR International	22,327	838,379
Columbus McKinnon	26,008	947,471
†Commercial Vehicle Group	30,800	222,068
Douglas Dynamics	22,949	1,022,837
Eastern	5,400	134,028
†Energy Recovery	37,400	346,511
EnPro Industries	22,709	1,558,973
ESCO Technologies	26,638	2,119,319
†Evoqua Water Technologies	77,200	1,313,944
Federal Signal	62,207	2,036,657
Franklin Electric	48,240	2,306,354
†Gencor Industries	11,730	136,185
Gorman-Rupp	20,282	705,611
Graham	10,262	203,803
Greenbrier	32,401	975,918
†Harsco	82,600	1,566,096
Helios Technologies	32,028	1,299,376
Hillenbrand	64,436	1,989,784
Hurco	6,369	204,891
Hyster-Yale Materials Handling	10,166	556,385
John Bean Technologies	32,692	3,250,566
Kadant	11,299	991,939
Kennametal	85,900	2,640,566
†LB Foster Class A	9,908	214,706
Lindsay	11,107	1,031,285
Luxfer Holdings	31,400	489,212
†Lydall	18,102	450,921
†Manitowoc	40,975	512,188
†Meritor	83,212	1,539,422
†Milacron Holdings	70,700	1,178,569
Miller Industries	13,146	437,762
Mueller Industries	57,540	1,650,247
Mueller Water Products Class A	171,127	1,923,468
†Navistar International	54,400	1,529,184
NN	41,056	292,729
Omega Flex	3,189	326,075
Park-Ohio Holdings	9,216	275,190
†Proto Labs	28,243	2,883,610
†RBC Bearings	25,518	4,233,691
REV Group	30,500	348,615
†Rexnord	110,264	2,982,641
Spartan Motors	41,116	564,112
†SPX	47,700	1,908,477
†SPX FLOW	43,400	1,712,564
Standex International	12,854	937,571
Tennant	18,581	1,313,677
Terex	65,800	1,708,826
Titan International	52,210	140,967

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†TriMas	47,025	$ 1,441,316
†Twin Disc	9,200	97,428
Wabash National	55,640	807,336
Watts Water Technologies Class A	28,894	2,708,235
†Welbilt	135,500	2,284,530
		78,583,219
Marine–0.14%
Costamare	53,000	321,710
†Eagle Bulk Shipping	48,596	212,608
†Genco Shipping & Trading	19,600	180,320
Matson	44,200	1,657,942
†Safe Bulkers	54,300	95,025
Scorpio Bulkers	62,391	379,337
		2,846,942
Media–0.98%
†Boston Omaha Class A	12,200	241,926
†Cardlytics	16,100	539,672
†Central European Media Enterprises Class A	87,461	393,137
†Clear Channel Outdoor Holdings	46,000	115,920
†comScore	57,700	110,207
†Cumulus Media Class A	17,200	250,088
†Daily Journal	1,250	309,450
Emerald Expositions Events	26,000	252,980
Entercom Communications Class A	145,566	486,190
Entravision Communications Class A	67,130	213,473
EW Scripps Class A	62,766	833,533
†Fluent	54,600	149,331
Gannett	116,500	1,251,210
†Gray Television	94,418	1,540,902
†Hemisphere Media Group	22,200	271,284
†Lee Enterprises	69,800	142,392
†Liberty Latin America Class A	52,900	903,003
†Liberty Latin America Class C	118,556	2,026,715
†Loral Space & Communications	14,961	619,385
†Marchex Class B	43,800	137,532
†MDC Partners Class A	57,535	162,249
Meredith	41,434	1,518,970
†MSG Networks Class A	65,600	1,064,032
National CineMedia	61,629	505,358
New Media Investment Group	68,000	599,080
Saga Communications Class A	3,413	101,537
Scholastic	29,191	1,102,252
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†TechTarget	24,598	$ 554,070
TEGNA	227,994	3,540,747
Tribune Publishing	22,200	190,476
†WideOpenWest	37,900	233,464
		20,360,565
Metals & Mining–1.15%
†AK Steel Holding	352,739	800,718
†Allegheny Technologies	131,400	2,660,850
Carpenter Technology	49,200	2,541,672
†Century Aluminum	58,458	387,869
Cleveland-Cliffs	278,100	2,007,882
†Coeur Mining	208,786	1,004,261
Commercial Metals	122,900	2,136,002
Compass Minerals International	35,500	2,005,395
Gold Resource	55,400	168,970
Haynes International	14,681	526,167
Hecla Mining	490,976	864,118
Kaiser Aluminum	16,622	1,645,079
Materion	22,284	1,367,346
†Mayville Engineering	8,600	113,434
†Novagold Resources	240,700	1,461,049
Olympic Steel	10,006	144,086
†Ramaco Resources	4,941	18,455
†Ryerson Holding	16,325	139,252
Schnitzer Steel Industries Class A	29,901	617,755
†SunCoke Energy	74,644	420,992
Synalloy	9,400	149,930
†TimkenSteel	47,000	295,630
Warrior Met Coal	53,300	1,040,416
Worthington Industries	39,708	1,431,473
		23,948,801
Mortgage Real Estate Investment Trusts (REITs)–1.31%
AG Mortgage Investment Trust	38,184	578,488
Anworth Mortgage Asset	113,731	375,312
Apollo Commercial Real Estate Finance	159,281	3,053,417
Ares Commercial Real Estate	31,989	487,192
Arlington Asset Investment Class A	35,910	197,146
ARMOUR Residential REIT	61,153	1,024,313
Blackstone Mortgage Trust Class A	132,717	4,757,904
Capstead Mortgage	91,408	671,849
Cherry Hill Mortgage Investment	20,000	262,000
Colony Credit Real Estate	83,200	1,203,072
Dynex Capital	28,443	420,388
Ellington Financial	31,400	567,398
Exantas Capital	31,982	363,635

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Granite Point Mortgage Trust	54,600	$ 1,023,204
Great Ajax	16,479	255,424
Invesco Mortgage Capital	151,361	2,317,337
KKR Real Estate Finance Trust	25,600	499,968
Ladder Capital	107,189	1,851,154
New York Mortgage Trust	215,732	1,313,808
Orchid Island Capital	62,000	356,500
PennyMac Mortgage Investment Trust	91,321	2,030,066
Ready Capital	31,019	493,822
Redwood Trust	99,925	1,639,769
TPG RE Finance Trust	50,900	1,009,856
Western Asset Mortgage Capital	55,684	537,351
		27,290,373
Multiline Retail–0.10%
Big Lots	40,700	997,150
Dillard's Class A	11,800	780,098
†JC Penney	365,486	324,881
		2,102,129
Multi-Utilities–0.63%
Avista	68,826	3,333,932
Black Hills	63,473	4,870,283
NorthWestern	53,206	3,993,110
Unitil	15,941	1,011,297
		13,208,622
Oil, Gas & Consumable Fuels–2.22%
†Abraxas Petroleum	157,712	80,039
†Altus Midstream Class A	62,100	175,743
Amplify Energy	12,459	76,872
Arch Coal Class A	17,400	1,291,080
†Ardmore Shipping	32,900	220,101
Berry Petroleum	72,971	683,009
†Bonanza Creek Energy	20,400	456,756
Brigham Minerals Class A	19,000	378,100
†California Resources	55,200	563,040
†Callon Petroleum	252,816	1,097,221
†Carrizo Oil & Gas	90,689	778,565
†Chaparral Energy Class A	40,500	54,270
†Clean Energy Fuels	142,195	293,633
†CNX Resources	201,600	1,463,616
†Comstock Resources	21,100	164,369
†CONSOL Energy	28,700	448,581
†Contura Energy	21,700	606,732
CVR Energy	30,600	1,347,318
Delek US Holdings	80,179	2,910,498
†Denbury Resources	521,189	620,215
DHT Holdings	88,500	544,275
†Diamond S Shipping	26,500	292,030
†Dorian LPG	27,336	283,201
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Earthstone Energy Class A	18,900	$ 61,425
†Energy Fuels	88,100	170,033
Evolution Petroleum	25,347	148,026
†Extraction Oil & Gas	76,400	224,616
Falcon Minerals	46,000	264,500
GasLog	46,317	595,173
Golar LNG	104,501	1,357,468
†Goodrich Petroleum	10,500	111,615
Green Plains	45,143	478,290
†Gulfport Energy	180,000	487,800
Hallador Energy	18,300	66,246
†HighPoint Resources	115,190	183,152
†International Seaways	25,565	492,382
†Isramco	751	92,140
†Jagged Peak Energy	73,700	535,062
†Laredo Petroleum	210,900	508,269
†Magnolia Oil & Gas Class A	104,000	1,154,400
†Matador Resources	115,630	1,911,364
†Montage Resources	27,506	103,973
NACCO Industries Class A	3,538	226,114
†NextDecade	4,661	26,847
Nordic American Tankers	157,898	341,060
†Northern Oil and Gas	323,800	634,648
†Oasis Petroleum	328,800	1,137,648
†Overseas Shipholding Group Class A	54,300	95,025
Panhandle Oil and Gas Class A	15,948	222,953
†Par Pacific Holdings	36,235	828,332
†PDC Energy	64,850	1,799,587
Peabody Energy	73,312	1,079,153
†Penn Virginia	14,200	412,794
†PrimeEnergy Resources	700	80,500
QEP Resources	245,600	908,720
†Renewable Energy Group	36,864	553,144
†REX American Resources	6,050	461,797
†Ring Energy	70,987	116,419
†SandRidge Energy	35,100	164,970
Scorpio Tankers	44,662	1,329,141
SemGroup Class A	81,005	1,323,622
Ship Finance International	83,842	1,177,142
†SilverBow Resources	7,700	74,613
SM Energy	115,600	1,120,164
†Southwestern Energy	558,794	1,078,472
†SRC Energy	249,713	1,163,663
†Talos Energy	23,800	483,854
Teekay	70,400	281,600
†Teekay Tankers Class A	195,441	254,073
†Tellurian	96,200	799,903
†Unit	59,300	200,434
†Uranium Energy	211,100	205,801
†W&T Offshore	108,636	474,739
†Whiting Petroleum	103,100	827,893

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
World Fuel Services	69,400	$ 2,771,836
		46,431,859
Paper & Forest Products–0.41%
Boise Cascade	40,146	1,308,358
†Clearwater Paper	18,751	396,021
Louisiana-Pacific	130,078	3,197,317
Neenah	17,295	1,126,250
PH Glatfelter	50,117	771,301
Schweitzer-Mauduit International	31,767	1,189,357
†Verso Class A	39,200	485,296
		8,473,900
Personal Products–0.30%
†Edgewell Personal Care	56,200	1,825,938
†elf Beauty	31,000	542,810
Inter Parfums	18,193	1,272,964
†Lifevantage	17,600	241,120
Medifast	11,687	1,211,124
†Nature's Sunshine Products	8,440	69,968
†Revlon Class A	6,954	163,349
†USANA Health Sciences	13,905	950,963
		6,278,236
Pharmaceuticals–1.46%
†AcelRx Pharmaceuticals	97,100	213,620
†Acer Therapeutics	6,700	21,373
†Aclaris Therapeutics	42,500	45,900
†Aerie Pharmaceuticals	43,400	834,148
†Akorn	111,400	423,320
†Amneal Pharmaceuticals Class A	108,202	313,786
†Amphastar Pharmaceuticals	36,600	725,778
†ANI Pharmaceuticals	10,600	772,528
†Arvinas HoldingLLC	20,700	446,085
†Assertio Therapeutics	60,357	77,257
†Axsome Therapeutics	28,200	570,768
†BioDelivery Sciences International	96,200	405,002
†Cara Therapeutics	37,700	689,156
†Cerecor	28,400	93,436
†Chiasma	32,000	158,400
†Collegium Pharmaceutical	34,000	390,320
†Corcept Therapeutics	100,002	1,413,528
†CorMedix	29,200	186,296
†Cymabay Therapeutics	80,300	411,136
†Dermira	54,500	348,255
†Dova Pharmaceuticals	12,600	352,170
†Eloxx Pharmaceuticals	26,060	117,791
†Endo International	227,700	730,917
†Evofem Biosciences	19,100	96,264
†Evolus	9,300	145,266
†EyePoint Pharmaceuticals	83,400	150,954
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Innoviva	70,400	$ 742,016
†Intersect ENT	35,300	600,453
†Intra-Cellular Therapies	51,200	382,464
†Kala Pharmaceuticals	17,100	65,066
†Lannett	37,580	420,896
†Liquidia Technologies	17,595	62,638
†Mallinckrodt	98,300	236,903
†Marinus Pharmaceuticals	39,800	61,292
†Menlo Therapeutics	9,900	44,352
†MyoKardia	46,500	2,424,975
†NGM Biopharmaceuticals	9,100	126,035
†Ocular Therapeutix	32,300	98,192
†Odonate Therapeutics	7,300	190,019
†Omeros	52,366	855,137
†Optinose	19,700	137,900
†Osmotica Pharmaceuticals	13,600	52,224
†Pacira Pharmaceuticals	42,175	1,605,602
†Paratek Pharmaceuticals	33,800	146,016
Phibro Animal Health Class A	22,800	486,324
†Prestige Consumer Healthcare	54,055	1,875,168
†Reata Pharmaceuticals Class A	20,857	1,674,609
†resTORbio	18,900	167,076
†Revance Therapeutics	51,200	665,600
†SIGA Technologies	55,400	283,648
†Strongbridge Biopharma	47,200	112,808
†Supernus Pharmaceuticals	54,190	1,489,141
†TherapeuticsMD	196,627	713,756
†Theravance Biopharma	48,400	942,832
†Tricida	22,200	685,314
†Verrica Pharmaceuticals	16,800	247,968
†WaVe Life Sciences	26,000	533,780
†Xeris Pharmaceuticals	27,213	267,504
†Zogenix	44,535	1,783,181
†Zynerba Pharmaceuticals	24,900	188,244
		30,502,587
Professional Services–1.62%
†Acacia Research	54,476	145,996
†ASGN	53,604	3,369,547
Barrett Business Services	7,732	686,756
BG Staffing	8,300	158,613
†CBIZ	52,946	1,244,231
CRA International	8,151	342,097
Exponent	54,301	3,795,640
Forrester Research	11,933	383,527
†Franklin Covey	11,980	419,300
†FTI Consulting	39,606	4,197,840
†GP Strategies	15,552	199,688
Heidrick & Struggles International	22,064	602,347
†Huron Consulting Group	23,278	1,427,873

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
ICF International	18,851	$ 1,592,344
†InnerWorkings	47,957	212,449
Insperity	40,667	4,010,580
Kelly Services Class A	35,777	866,519
Kforce	23,038	871,643
Korn/Ferry International	58,945	2,277,635
†Mistras Group	18,147	297,611
Navigant Consulting	42,836	1,197,266
Resources Connection	34,189	580,871
†TriNet Group	46,800	2,910,492
†TrueBlue	44,600	941,060
†Upwork	56,100	746,410
†Willdan Group	11,700	410,436
		33,888,771
Real Estate Management & Development–0.66%
†Altisource Portfolio Solutions S.A.	4,700	95,034
†American Realty Investors	1,592	24,485
Consolidated-Tomoka Land	5,999	393,534
†Cushman & Wakefield	106,656	1,976,336
†eXp World Holdings	19,800	165,924
†Forestar Group	12,705	232,247
†FRP Holdings	7,872	378,013
Griffin Industrial Realty	1,800	68,310
Kennedy-Wilson Holdings	128,453	2,815,690
†Marcus & Millichap	23,400	830,466
†Maui Land Pineapple	5,400	58,752
Newmark Group Class A	148,500	1,345,410
†Rafael Holdings Class B	12,700	266,192
RE/MAX Holdings Class A	21,000	675,360
Realogy Holdings	130,600	872,408
†Redfin	91,800	1,545,912
RMR Group Class A	16,968	771,705
†St Joe	34,168	585,298
†Stratus Properties	8,000	234,960
†Tejon Ranch	25,018	424,555
†Transcontinental Realty Investors	2,115	65,671
		13,826,262
Road & Rail–0.53%
ArcBest	28,475	867,064
†Avis Budget Group	61,400	1,735,164
†Covenant Transportation Group Class A	14,900	244,956
†Daseke	43,700	109,250
Heartland Express	47,109	1,013,315
†Hertz Global Holdings	104,875	1,451,470
Marten Transport	44,663	928,097
†PAM Transportation Services	1,400	82,754
†Saia	27,083	2,537,677
Universal Logistics Holdings	9,097	211,778
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
†US Xpress Enterprises Class A	21,200	$ 102,184
Werner Enterprises	46,956	1,657,547
†YRC Worldwide	34,700	104,794
		11,046,050
Semiconductors & Semiconductor Equipment–2.59%
†Adesto Technologies	23,312	199,551
†Advanced Energy Industries	39,679	2,277,971
†Alpha & Omega Semiconductor	20,571	252,612
†Ambarella	34,392	2,161,021
†Amkor Technology	104,165	947,902
†Axcelis Technologies	36,833	629,476
†AXT	39,500	140,620
Brooks Automation	74,190	2,747,256
Cabot Microelectronics	30,485	4,304,787
†CEVA	24,317	726,106
†Cirrus Logic	62,154	3,330,211
Cohu	45,313	611,952
†Diodes	42,665	1,713,000
†DSP Group	25,900	364,802
†Enphase Energy	96,300	2,140,749
†FormFactor	76,931	1,434,378
†GSI Technology	19,600	171,696
†Ichor Holdings	21,900	529,542
†Impinj	14,800	456,284
†Inphi	47,094	2,875,089
†Lattice Semiconductor	130,426	2,384,839
†MACOM Technology Solutions Holdings	51,442	1,105,746
†MaxLinear Class A	67,534	1,511,411
†Nanometrics	26,222	855,362
†NeoPhotonics	35,800	218,022
NVE	5,518	366,119
†PDF Solutions	34,478	450,627
†Photronics	73,160	795,981
Power Integrations	29,656	2,681,792
†Rambus	114,386	1,501,316
†Rudolph Technologies	34,638	913,058
†Semtech	69,084	3,358,173
†Silicon Laboratories	45,186	5,031,461
†SMART Global Holdings	13,501	344,005
†SunPower	64,300	705,371
†Synaptics	35,952	1,436,282
†Ultra Clean Holdings	45,566	666,858
†Veeco Instruments	56,148	655,809
Xperi	50,635	1,047,132
		54,044,369
Software–4.49%
†8x8	98,005	2,030,664
†A10 Networks	61,738	428,462
†ACI Worldwide	121,351	3,801,320

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Agilysys	18,704	$ 479,009
†Alarm.com Holdings	38,200	1,781,648
†Altair Engineering Class A	39,900	1,381,338
American Software Class A	30,088	451,922
†Appfolio Class A	15,900	1,512,726
†Appian	32,500	1,543,750
†Avaya Holdings	115,200	1,178,496
†Benefitfocus	30,195	718,943
Blackbaud	51,371	4,640,856
†Blackline	44,683	2,136,294
†Bottomline Technologies	44,671	1,757,804
†Box Class A	149,400	2,474,064
†Carbon Black	57,700	1,499,623
†ChannelAdvisor	32,200	300,426
†Cision	104,400	802,836
†Cloudera	245,350	2,173,801
†CommVault Systems	42,602	1,904,735
†Cornerstone OnDemand	58,710	3,218,482
†Digimarc	13,458	526,073
†Digital Turbine	77,800	501,421
†Domo Class B	20,100	321,198
Ebix	23,778	1,001,054
†eGain	19,600	156,898
†Envestnet	50,059	2,838,345
†Everbridge	34,105	2,104,620
†Five9	61,800	3,321,132
†ForeScout Technologies	42,100	1,596,432
†GTY Technology Holdings	36,700	230,109
†Ideanomics	68,900	103,695
†Instructure	34,899	1,351,987
†Intelligent Systems	8,500	353,090
j2 Global	48,987	4,448,999
†LivePerson	63,618	2,271,163
†Majesco	8,516	71,875
†MicroStrategy Class A	8,584	1,273,608
†Mitek Systems	43,900	423,635
†MobileIron	96,800	633,556
†Model N	33,200	921,632
Monotype Imaging Holdings	41,331	818,767
†OneSpan	35,896	520,492
Progress Software	46,300	1,762,178
†PROS Holdings	34,437	2,052,445
†Q2 Holdings	45,500	3,588,585
QAD Class A	11,373	525,205
†Qualys	35,625	2,692,181
†Rapid7	50,300	2,283,117
†Rimini Street	12,016	52,630
†SailPoint Technologies Holding	89,400	1,670,886
†SecureWorks Class A	8,800	113,784
†SharpSpring	11,300	109,610
†ShotSpotter	7,800	179,634
†SPS Commerce	37,402	1,760,512
†SVMK	87,100	1,489,410
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Synchronoss Technologies	45,600	$ 246,240
†Telaria	49,300	340,663
†Telenav	36,909	176,425
†Tenable Holdings	37,800	845,964
TiVo	125,861	958,432
†Upland Software	23,075	804,395
†Varonis Systems	30,907	1,847,620
†Verint Systems	68,656	2,937,104
†VirnetX Holding	68,104	367,762
†Workiva	36,500	1,599,795
†Yext	96,700	1,536,563
†Zix	57,874	419,008
†Zuora Class A	88,000	1,324,400
		93,691,528
Specialty Retail–2.46%
Aaron's	71,000	4,562,460
Abercrombie & Fitch Class A	68,600	1,070,160
American Eagle Outfitters	169,318	2,746,338
†America's Car-Mart	7,285	668,034
†Asbury Automotive Group	20,044	2,051,102
†Ascena Retail Group	202,349	53,440
†At Home Group	50,192	482,847
†Barnes & Noble Education	41,543	129,614
Bed Bath & Beyond	124,100	1,320,424
†Boot Barn Holdings	28,618	998,768
Buckle	33,208	684,085
Caleres	43,251	1,012,506
Camping World Holdings Class A	37,800	336,420
Cato Class A	23,382	411,757
Chico's FAS	121,500	489,645
Children's Place	15,901	1,224,218
Citi Trends	12,476	228,311
†Conn's	23,009	572,004
†Container Store Group	15,800	69,836
Designer Brands	71,200	1,218,944
†Express	77,175	265,482
GameStop Class A	102,800	567,456
†Genesco	17,832	713,637
†GNC Holdings Class A	83,700	179,118
Group 1 Automotive	18,235	1,683,273
Guess	52,821	978,773
Haverty Furniture	21,714	440,143
†Hibbett Sports	21,984	503,433
†Hudson Class A	45,400	557,058
J. Jill	16,700	31,730
Lithia Motors Class A	23,237	3,076,114
†Lumber Liquidators Holdings	33,816	333,764
†MarineMax	23,740	367,495
†Michaels	98,200	961,378
Monro	34,149	2,698,112
†Murphy USA	31,900	2,721,070
†National Vision Holdings	77,700	1,870,239

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Office Depot	554,800	$ 973,674
†Party City Holdco	65,000	371,150
Rent-A-Center	50,310	1,297,495
†RH	17,365	2,966,463
†RTW Retailwinds	34,700	47,539
†Sally Beauty Holdings	124,300	1,850,827
Shoe Carnival	12,021	389,601
Signet Jewelers	58,076	973,354
†Sleep Number	30,746	1,270,425
Sonic Automotive Class A	25,331	795,647
†Sportsman's Warehouse Holdings	39,900	206,682
Tailored Brands	57,342	252,305
Tile Shop Holdings	42,600	135,894
Tilly's Class A	25,663	242,259
Winmark	2,987	526,877
†Zumiez	21,923	694,411
		51,273,791
Technology Hardware, Storage & Peripherals–0.17%
†3D Systems	129,694	1,057,006
AstroNova	8,500	137,445
†Avid Technology	28,700	177,653
†Diebold Nixdorf	78,800	882,560
†Immersion	29,627	226,647
†Stratasys	53,100	1,131,295
		3,612,606
Textiles, Apparel & Luxury Goods–0.90%
†Centric Brands	23,600	59,236
†Crocs	66,500	1,846,040
Culp	11,280	183,864
†Deckers Outdoor	30,700	4,523,952
†Delta Apparel	7,900	187,625
†Fossil Group	52,000	650,520
†G-III Apparel Group	46,396	1,195,625
Kontoor Brands	45,900	1,611,090
Movado Group	18,280	454,441
Oxford Industries	17,166	1,230,802
Rocky Brands	7,600	252,548
Steven Madden	88,901	3,181,767
Superior Group of Companies	9,100	146,692
†Unifi	18,374	402,758
†Vera Bradley	24,379	246,228
Wolverine World Wide	91,208	2,577,538
		18,750,726
Thrifts & Mortgage Finance–2.17%
†Axos Financial	60,060	1,660,659
†Bridgewater Bancshares	25,800	308,052
Capitol Federal Financial	137,500	1,894,750
†Columbia Financial	54,000	852,660
Dime Community Bancshares	35,851	767,570
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
†Entegra Financial	8,218	$ 246,869
ESSA Bancorp	9,700	159,274
Essent Group	101,309	4,829,400
Federal Agricultural Mortgage Class C	9,174	749,149
First Defiance Financial	19,386	561,516
Flagstar Bancorp	29,300	1,094,355
FS Bancorp	5,000	262,500
Greene County Bancorp	3,452	94,585
Hingham Institution for Savings	1,360	257,040
Home Bancorp	9,374	365,492
†HomeStreet	22,129	604,564
Kearny Financial	85,737	1,118,011
Luther Burbank	20,700	234,531
Merchants Bancorp	8,076	133,577
Meridian Bancorp	49,054	919,763
Meta Financial Group	37,900	1,235,919
†MMA Capital Holdings	6,100	183,000
†Mr Cooper Group	77,302	820,947
†NMI Holdings Class A	67,800	1,780,428
Northfield Bancorp	49,856	800,687
Northwest Bancshares	104,366	1,710,559
OceanFirst Financial	52,067	1,228,781
†Ocwen Financial	120,300	226,164
OP Bancorp	14,400	140,832
Oritani Financial	45,511	805,317
PCSB Financial	19,600	391,804
†PennyMac Financial Services Class A	25,300	768,614
†Ponce de Leon Federal Bank	10,300	144,818
†Provident Bancorp	4,431	106,477
Provident Financial Holdings	7,600	157,700
Provident Financial Services	64,031	1,570,680
Prudential Bancorp	8,400	142,884
Radian Group	213,754	4,882,141
Riverview Bancorp	20,509	151,356
Southern Missouri Bancorp	8,098	295,010
Sterling Bancorp	22,300	217,648
Territorial Bancorp	7,947	227,125
Timberland Bancorp	8,640	237,600
TrustCo Bank	96,703	788,130
United Community Financial	56,800	612,304
United Financial Bancorp	57,754	787,187
Walker & Dunlop	28,763	1,608,715
Washington Federal	83,900	3,103,461
Waterstone Financial	23,980	411,976
Western New England Bancorp	31,500	300,195
WSFS Financial	54,949	2,423,251
		45,376,027
Tobacco–0.16%
†22nd Century Group	127,200	287,472

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco (continued)
†Pyxus International	9,800	$ 128,184
Turning Point Brands	8,225	189,669
Universal	25,342	1,388,995
Vector Group	114,786	1,367,101
		3,361,421
Trading Companies & Distributors–1.33%
Aircastle	54,044	1,212,207
Applied Industrial Technologies	40,030	2,273,704
†Beacon Roofing Supply	70,890	2,376,942
†BlueLinx Holdings	9,500	307,135
†BMC Stock Holdings	69,300	1,814,274
†CAI International	20,207	439,906
†DXP Enterprises	18,312	635,793
EVI Industries	3,600	114,912
†Foundation Building Materials	16,100	249,389
GATX	37,800	2,930,634
†General Finance	11,700	103,428
†GMS	32,700	939,144
H&E Equipment Services	32,581	940,288
†Herc Holdings	24,800	1,153,448
Kaman	28,752	1,709,594
†Lawson Products	3,671	142,178
†MRC Global	81,800	992,234
†NOW	119,356	1,369,013
Rush Enterprises Class A	28,319	1,092,547
Rush Enterprises Class B	6,007	239,859
†SiteOne Landscape Supply	42,800	3,168,056
Systemax	14,258	313,818
†Textainer Group Holdings	33,320	330,201
†Titan Machinery	19,770	283,502
†Transcat	8,500	217,685
Triton International	59,189	2,002,956
†Veritiv	14,000	253,120
†Willis Lease Finance	3,700	204,906
		27,810,873
Water Utilities–0.57%
American States Water	38,479	3,457,723
†AquaVenture Holdings	12,900	250,647
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities (continued)
Artesian Resources Class A	9,563	$ 353,831
†Cadiz	11,200	139,888
California Water Service Group	50,342	2,664,602
Connecticut Water Service	12,425	870,496
Consolidated Water	14,900	245,701
Global Water Resources	10,983	130,039
Middlesex Water	16,431	1,067,358
†Pure Cycle	16,500	169,620
SJW Group	27,415	1,872,170
York Water	14,737	643,417
		11,865,492
Wireless Telecommunication Services–0.13%
†Boingo Wireless	44,797	497,247
†Gogo	68,500	413,055
Shenandoah Telecommunications	49,850	1,583,735
Spok Holdings	21,077	251,659
		2,745,696
Total Common Stock (Cost $1,707,309,075)		2,034,619,660
RIGHTS–0.01%
=†πMedia General CVR	82,000	7,790
=†πNewsstar Financial CVR	22,898	16,081
=†πSchulman Class A CVR	28,031	0
=†πTobira Therapeutics CVR	7,700	90,629
Total Rights (Cost $0)		114,500

MONEY MARKET FUND–2.14%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	44,672,404	44,672,404
Total Money Market Fund (Cost $44,672,404)		44,672,404

TOTAL INVESTMENTS–99.67% (Cost $1,751,981,479)	2,079,406,564
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	6,870,737
NET ASSETS APPLICABLE TO 71,639,096 SHARES OUTSTANDING–100.00%	$2,086,277,301

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2019, the aggregate value of restricted securities was $120,762, which represented 0.01% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Cobalt International Energy	7/6/2017	$—	$—
Corium International	11/29/2018	4,896	4,896
Media General CVR	1/18/2017	—	7,790
Newsstar Financial CVR	12/26/2017	—	16,081
Oncternal Therapeutics	12/26/2017	1,697	1,366
Schulman Class A CVR	8/22/2018	—	—
Tobira Therapeutics CVR	11/2/2016	—	90,629
Total		$6,593	$120,762

The following futures contracts were outstanding at September 30, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
589	E-mini Russell 2000 Index	$44,911,250	$46,689,158	12/20/19	$—	$(1,777,908)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$27,047,506	$—	$—	$27,047,506
Air Freight & Logistics	6,299,995	—	—	6,299,995
Airlines	9,107,649	—	—	9,107,649
Auto Components	21,760,560	—	—	21,760,560
Automobiles	1,295,195	—	—	1,295,195
Banks	202,171,889	—	—	202,171,889
Beverages	6,858,985	—	—	6,858,985
Biotechnology	141,355,496	—	1,366	141,356,862
Building Products	30,868,799	—	—	30,868,799
Capital Markets	29,999,920	—	—	29,999,920
Chemicals	39,693,509	—	—	39,693,509
Commercial Services & Supplies	58,670,910	—	—	58,670,910
Communications Equipment	23,020,177	—	—	23,020,177
Construction & Engineering	23,067,562	—	—	23,067,562
Construction Materials	3,818,097	—	—	3,818,097
Consumer Finance	13,049,461	—	—	13,049,461
Containers & Packaging	2,256,612	—	—	2,256,612
Distributors	2,052,273	—	—	2,052,273
Diversified Consumer Services	19,954,887	—	—	19,954,887
Diversified Financial Services	4,400,808	—	—	4,400,808
Diversified Telecommunication Services	12,803,962	—	—	12,803,962
Electric Utilities	22,675,337	—	—	22,675,337
Electrical Equipment	18,086,014	—	—	18,086,014
Electronic Equipment, Instruments & Components	50,653,432	—	—	50,653,432
Energy Equipment & Services	22,169,238	—	—	22,169,238
Entertainment	5,586,238	—	—	5,586,238
Equity Real Estate Investment Trusts	152,780,772	—	—	152,780,772
Food & Staples Retailing	14,573,491	—	—	14,573,491
Food Products	25,888,301	—	—	25,888,301
Gas Utilities	26,432,427	—	—	26,432,427
Health Care Equipment & Supplies	78,745,100	—	—	78,745,100
Health Care Providers & Services	40,909,368	—	—	40,909,368
Health Care Technology	21,429,070	—	—	21,429,070
Hotels, Restaurants & Leisure	56,072,256	—	—	56,072,256
Household Durables	38,566,574	—	—	38,566,574
Household Products	4,321,062	—	—	4,321,062
Independent Power and Renewable Electricity Producers	9,395,766	—	—	9,395,766
Industrial Conglomerates	1,239,726	—	—	1,239,726
Insurance	49,869,558	—	—	49,869,558
Interactive Media & Services	9,110,434	—	4,896	9,115,330
Internet & Direct Marketing Retail	7,503,676	—	—	7,503,676
IT Services	46,199,595	—	—	46,199,595
Leisure Products	7,227,586	—	—	7,227,586
Life Sciences Tools & Services	14,303,280	—	—	14,303,280
Machinery	78,583,219	—	—	78,583,219
Marine	2,846,942	—	—	2,846,942
Media	20,360,565	—	—	20,360,565
Metals & Mining	23,948,801	—	—	23,948,801
Mortgage Real Estate Investment Trusts (REITs)	27,290,373	—	—	27,290,373
Multiline Retail	2,102,129	—	—	2,102,129
Multi-Utilities	13,208,622	—	—	13,208,622
Oil, Gas & Consumable Fuels	46,431,859	—	—	46,431,859
Paper & Forest Products	8,473,900	—	—	8,473,900
Personal Products	6,278,236	—	—	6,278,236
Pharmaceuticals	30,502,587	—	—	30,502,587
LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Professional Services	$33,888,771	$—	$—	$33,888,771
Real Estate Management & Development	13,826,262	—	—	13,826,262
Road & Rail	11,046,050	—	—	11,046,050
Semiconductors & Semiconductor Equipment	54,044,369	—	—	54,044,369
Software	93,691,528	—	—	93,691,528
Specialty Retail	51,273,791	—	—	51,273,791
Technology Hardware, Storage & Peripherals	3,612,606	—	—	3,612,606
Textiles, Apparel & Luxury Goods	18,750,726	—	—	18,750,726
Thrifts & Mortgage Finance	45,376,027	—	—	45,376,027
Tobacco	3,361,421	—	—	3,361,421
Trading Companies & Distributors	27,810,873	—	—	27,810,873
Water Utilities	11,865,492	—	—	11,865,492
Wireless Telecommunication Services	2,745,696	—	—	2,745,696
Rights	—	—	114,500	114,500
Money Market Fund	44,672,404	—	—	44,672,404
Total Investments	$2,079,285,802	$—	$120,762	$2,079,406,564
Derivatives:

Liabilities:
Futures Contract	$(1,777,908)	$—	$—	$(1,777,908)
During the period ended September 30, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Small-Cap Index Fund–26